Other Litigation, Claims, and Legal Contingencies	12 Months Ended
Dec. 31, 2020
Other Litigation, Claims, and Legal Contingencies
Other Litigation, Claims, and Legal Contingencies

(G.3) Other Litigation, Claims, and Legal Contingencies

This Note discloses information about intellectual property-related litigation and claims, tax-related litigation other than income tax-related litigation (see Note (C.5)), and anti-bribery and export control matters.

y Uncertainty in Context of Legal Matters

The policies outlined in Note (A.4) for customer-related provisions, which include provisions for customer-related litigation cases and claims, equally apply to our other litigation, claims, and legal contingencies disclosed in this Note.

The outcome of litigation and claims is intrinsically subject to considerable uncertainty. Management’s view of these matters may also change in the future. Actual outcomes of litigation and claims may differ from the assessments made by management in prior periods, which could result in a material impact on our business, financial position, profit, cash flows, or reputation. Most of the lawsuits and claims are of a very individual nature and claims are either not quantified by the claimants or the claim amounts quantified are, based on historical evidence, not expected to be a good proxy for the expenditure that would be required to resolve the case concerned. The specifics of the jurisdictions where most of the claims are located further impair the predictability of the outcome of the cases. Therefore, it is typically not practicable to reliably estimate the financial effect that these lawsuits and claims would have if SAP were to incur expenditure for these cases.

Further, the expected timing of any resulting outflows of economic benefits from these lawsuits and claims is typically uncertain and not estimable, as it depends generally on the duration of the legal proceedings and settlement negotiations required to resolve them.

We are subject to a variety of claims and lawsuits that arise from time to time in the ordinary course of our business, including proceedings and claims that relate to companies we have acquired. We will continue to vigorously defend against all claims and lawsuits against us.The provisions recorded for these claims and lawsuits as at December 31, 2020, are neither individually nor in the aggregate material to SAP.

Among the claims and lawsuits disclosed in this Note are the following classes:

Intellectual Property-Related Litigation and Claims

Intellectual property-related litigation and claims are cases in which third parties have threatened or initiated litigation claiming that SAP violates one or more intellectual property rights that they possess. Such intellectual property rights may include patents, copyrights, and other similar rights.

Contingent liabilities exist from intellectual property-related litigation and claims for which no provision has been recognized. Generally, it is not practicable to estimate the financial impact of these contingent liabilities due to the uncertainties around the litigation and claims, as outlined above. The total amounts claimed by plaintiffs in those intellectual property-related lawsuits or claims in which a claim has been quantified were not material to us as at December 31, 2020 and 2019. Based on our past experience, most of the intellectual property-related litigation and claims tend to be either dismissed in court or settled out of court for amounts significantly below the originally claimed amounts. We currently believe that resolving the intellectual property-related claims and lawsuits pending as at December 31, 2020, will neither individually nor in the aggregate have a material adverse effect on our business, financial position, profit, or cash flows.

Individual cases of intellectual property-related litigation and claims include the following:

In June 2018, Teradata Corporation, Teradata US, Inc. and Teradata Operations, Inc. (collectively “Teradata”) filed a civil lawsuit against SAP SE, SAP America, Inc. and SAP Labs, LLC in U.S. federal court in California. Teradata alleges that SAP misappropriated trade secrets of Teradata, infringed Teradata’s copyrights (claim now withdrawn), and violated U.S. antitrust laws. Teradata seeks unspecified monetary damages and injunctive relief. In 2019, SAP asserted patent infringement counterclaims against Teradata seeking monetary damages and injunctive relief. Trial is scheduled for late 2021. In 2020, Teradata initiated a second civil lawsuit against SAP asserting patent infringement, seeking monetary damages and injunctive relief. Trial in the second lawsuit is scheduled for late 2022.

The legal proceedings instituted in 2010 by United States-based TecSec, Inc. against SAP (including our subsidiary Sybase) and many other defendants in the United States, in which TecSec sought unspecified monetary damages and permanent injunctive relief, were settled in 2020.

Tax-Related Litigation

We are subject to ongoing audits by domestic and foreign tax authorities. In respect of non-income taxes, we are involved in various proceedings with only a few foreign tax authorities regarding assessments and litigation matters on intercompany royalty payments and intercompany services. The total potential amount in dispute related to these matters for all applicable years is approximately €154 million (2019: €189 million). We have not recorded a provision for these matters, as we believe that we will prevail.

For more information about our income tax-related litigation, see Note (C.5).

Anti-Bribery and Export Control Matters

SAP has received communications and whistleblower information alleging conduct that may violate anti-bribery laws in the United States (including the U.S. Foreign Corrupt Practices Act (FCPA)), and other countries. The Office of Ethics and Compliance (OEC) of SAP is conducting investigations with the assistance of an external law firm and voluntarily advised the U.S. Securities and Exchange Commission (U.S. SEC) and the U.S. Department of Justice (U.S. DOJ), as well as local authorities where potential violations are being investigated. The investigations and dialogue between SAP and the local authorities and the U.S. SEC and U.S. DOJ are ongoing.

The alleged conduct may result in monetary penalties or other sanctions under the FCPA and/or other anti-bribery laws. In addition, SAP’s ability to conduct business in certain jurisdictions could be negatively impacted. The comprehensive and exhaustive investigations and the corresponding remediation activities are still ongoing. In South Africa, SAP is seeking resolution of pending civil claims relating to ongoing investigations. Considering the complexity of individual factors and the large number of open questions, it is not entirely possible at this point in time to assess the risk of a financial impact.

Furthermore, we continue to investigate separate allegations regarding conduct that certain SAP partners violated SAP contractual terms and sold SAP products and services in embargoed countries and to sanctioned entities. These SAP partners presumably did not adhere to SAP’s strict procedures for indirect business activities. To the extent any company independent from SAP chooses not to follow SAP’s licensing procedures, SAP is ultimately limited in its ability to stop their activities. SAP devotes considerable resources to prevent and mitigate such activities should they occur. We are also investigating allegations regarding direct sales from SAP to certain customers, who may have engaged in unauthorized activities in embargoed countries. The investigations are being conducted by SAP’s OEC and SAP’s Export Control team, with the assistance of an external law firm and forensic advisors.

In this context, SAP voluntarily self-disclosed potential export controls and economic sanctions violations to the U.S. DOJ and the U.S. Department of Treasury’s Office of Foreign Assets Control (OFAC) in September 2017. At the same time, SAP provided notification to the U.S. SEC and responded to an SEC comment letter on export restriction matters in October 2017. SAP has also provided disclosure to the U.S. Department of Commerce’s Bureau of Industry and Security (BIS) based on the same alleged facts. The alleged conduct may result in monetary penalties or other sanctions under U.S. sanctions and export control laws. SAP is currently engaging with U.S. authorities regarding resolution of these matters.

The comprehensive and exhaustive investigations and the corresponding remediation activities are ongoing, and considering the complexity of individual factors and the large number of open questions, it is not entirely possible at this point in time to comprehensively assess the risks.

For the reasons outlined above, it is impossible at this point in time to determine whether the potential anti-bribery law violations and the potential export restriction violations represent present obligations of SAP and, if so, to reliably estimate the amount of these obligations. We recognized no material provisions for these potential violations in our consolidated financial statements 2020. It is also not practicable to estimate the financial effect of any contingent liabilities that may result from these potential violations.